FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Disclosure of borrowings
The following table summarises the book value and fair value of the Group’s borrowings as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Fair value of borrowings	7,585	6,720
Book value of borrowings (Note 13)	7,187	6,421

Disclosure of fair value measurement of liabilities
The following table summarises the fair value of the derivative assets and liabilities as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Assets at fair value:
Derivatives (Note 12)	46	15
Liabilities at fair value:
Derivatives (Note 12)	77	41

Disclosure of fair value measurement of assets
The following table summarises the fair value of the derivative assets and liabilities as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Assets at fair value:
Derivatives (Note 12)	46	15
Liabilities at fair value:
Derivatives (Note 12)	77	41